ACCRUED LIABILITIES AND OTHER PAYABLE (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Accrued audit fee	$646,000	$624,000	$80,000
Accrued professional service fees	208,121	726,075	93,086
Other accrued expenses	189,941	352,035	45,133

Total:	$1,044,062	$1,702,110	$218,219